Financial liabilities - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of financial liabilities [line items]
Interest expenses	¥ 1,213,021	¥ 651,979